ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

AST Cohen and Steers Realty Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio

AST High Yield Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Neuberger Berman Core Bond Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST Templeton Global Bond Portfolio

AST Wellington Management Hedged Equity Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2014 to the

Statement of Additional Information of Advanced Series Trust,

dated April 28, 2014

Prudential Series Fund

Natural Resources Portfolio

Stock Index Portfolio

Supplement dated June 27, 2014 to the

Statement of Additional Information of Prudential Series Fund,

dated April 30, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Statement of Additional Information, dated April 28, 2014 (the AST SAI), and Prudential Series Fund (PSF) Statement of Additional Information, dated April 30, 2014 (the PSF SAI), and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST SAI or PSF SAI, as applicable.

I.	The table in Part I of the AST SAI entitled “Fee Waivers & Expense Limitations” is hereby revised to remove AST High Yield Portfolio, AST Templeton Global Bond Portfolio, and AST Wellington Management Hedged Equity Portfolio.

II.	The table in Part I of the AST SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolios listed below and substituting the following information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST AQR Large-Cap Portfolio	contractually waive 0.24% of the investment management fee
AST Cohen and Steers Realty Portfolio	contractually waive 0.07% of the investment management fee
AST FI Pyramis® Quantitative Portfolio	contractually waive 0.137% of the investment management fee
AST Goldman Sachs Mid-Cap Growth Portfolio	contractually waive 0.053% of the investment management fee
AST Herndon Large-Cap Value Portfolio	contractually waive 0.15% of the investment management fee
AST Lord Abbett Core Fixed Income Portfolio	contractually waive a portion of the investment management fee
AST Neuberger Berman Core Bond Portfolio	contractually waive a portion of the investment management fee
AST T. Rowe Price Asset Allocation Portfolio	voluntarily waive two-thirds of the incremental increase in the net management fee received by the Investment Managers as a result of the underlying voluntary subadviser fee discount
AST Western Asset Core Plus Bond Portfolio	contractually waive 0.20% of the investment management fee

AST AQR Large-Cap Portfolio: The Investment Managers have contractually agreed to waive 0.24% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST Cohen and Steers Realty Portfolio: The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST FI Pyramis® Quantitative Portfolio: The Investment Managers have contractually agreed to waive 0.137% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.053% of their investment management fee through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to their expiration dates, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the waiver after their expiration dates will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST Herndon Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST Lord Abbett Core Fixed Income Portfolio: The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion. Each contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST Neuberger Berman Core Bond Portfolio: The Investment Managers have contractually agreed to waive 0.14% of their investment management fee through June 30, 2015. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees, as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2015. Each contractual investment management fee waiver may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue each waiver after its expiration date will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio: The Investment Managers have voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Investment Managers as a result of the underlying voluntary subadviser fee discount. This waiver is voluntary and may be modified or terminated by the Investment Managers at any time without notice.

AST Western Asset Core Plus Bond Portfolio: The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

III.	The table in Part I of the PSF SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolios listed below and substituting the following information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
Natural Resources Portfolio(3)	contractually waive 0.05% of management fee
Stock Index Portfolio(5)	contractually waive 0.05% of management fee

(3) The Investment Manager has contractually agreed to waive 0.05% of its investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Manager and the Trust’s Board of Trustees.

(5) The Investment Manager has contractually agreed to waive 0.05% of its investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Manager and the Trust’s Board of Trustees.

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